Summary of significant transactions - Evolution of the total transaction price (Details) - Gilead - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Summary Of Significant Transaction [line items]
Upfront consideration	€ 4,018,016,000	€ 4,018,016,000	€ 4,018,016,000
Milestones achieved, balance	212,601,000	212,601,000	212,601,000
Royalties, balance	62,957,000	50,780,000	40,176,000
Impact initial valuation of share subscription	124,604,000	124,604,000	124,604,000
Transaction price before warrants issuances liabilities	4,418,178,000	4,406,001,000	4,395,397,000
Allocation to performance obligations	4,372,313,000	4,360,136,000	4,349,487,000
Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Royalties Amount Received		10,604,000
Transaction price before warrants issuances liabilities		10,604,000
Allocation to performance obligations		10,649,000
Other Movements In 2025 Member
Summary Of Significant Transaction [line items]
Royalties Amount Received	12,177,000
Transaction price before warrants issuances liabilities	12,177,000
Allocation to performance obligations	12,177,000
Warrant A
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(43,311,000)	(43,311,000)	(43,311,000)
Initial Warrant B
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(2,545,000)	(2,545,000)	(2,545,000)
Subsequent warrant B
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(9,000)	(9,000)	(54,000)
Subsequent warrant B | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities		45,000
Filgotinib Performance Obligation Member
Summary Of Significant Transaction [line items]
Upfront consideration					€ 160,000,000		€ 275,600,000
Allocation to performance obligations	1,404,425,000	1,392,248,000	1,381,644,000
Estimated significant financing component		39,300,000	39,800,000			€ 44,500,000
Filgotinib Performance Obligation Member | Original Agreement
Summary Of Significant Transaction [line items]
Upfront consideration	4,000,000,000
Filgotinib Performance Obligation Member | First Revised Agreement
Summary Of Significant Transaction [line items]
Upfront consideration						€ 3,600,000,000
Filgotinib Performance Obligation Member | Second Revised Agreement
Summary Of Significant Transaction [line items]
Upfront consideration					€ 172,600,000
Filgotinib Performance Obligation Member | Amendments Relating To The Diversity Study [member]
Summary Of Significant Transaction [line items]
Upfront consideration				€ 12,600,000
Filgotinib Performance Obligation Member | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Allocation to performance obligations		10,604,000
Filgotinib Performance Obligation Member | Other Movements In 2025 Member
Summary Of Significant Transaction [line items]
Allocation to performance obligations	12,177,000
Gilead collaboration agreement for ziritaxestat
Summary Of Significant Transaction [line items]
Allocation to performance obligations	666,967,000	666,967,000	666,967,000
Collaboration agreement for drug discovery platform
Summary Of Significant Transaction [line items]
Allocation to performance obligations	€ 2,300,921,000	2,300,921,000	€ 2,300,876,000
Collaboration agreement for drug discovery platform | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Allocation to performance obligations		€ 45,000